UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments

Foreign Government Bonds — 65.9%

Security		Principal Amount (000’s omitted)	Value

Albania — 0.2%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$274,245
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	310,002
Republic of Albania, 5.75%, 11/12/20(1)	EUR	300	394,059

Total Albania			$978,306

Argentina — 1.3%
Argentina POM Politica Monetaria, 27.146%, (ARPP7DRR), 6/21/20(2)	ARS	60,320	$3,674,746
Republic of Argentina, 15.50%, 10/17/26	ARS	78,634	4,631,176

Total Argentina			$8,305,922

Azerbaijan — 0.0%(3)
Republic of Azerbaijan, 5.125%, 9/1/29(4)	USD	156	$156,214

Total Azerbaijan			$156,214

Barbados — 0.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,111,210
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	787	637,470

Total Barbados			$3,748,680

Bosnia and Herzegovina — 0.6%
Republic of Srpska, 1.50%, 6/30/23	BAM	195	$106,235
Republic of Srpska, 1.50%, 10/30/23	BAM	619	341,217
Republic of Srpska, 1.50%, 12/15/23	BAM	34	18,416
Republic of Srpska, 1.50%, 5/31/25	BAM	4,450	2,411,561
Republic of Srpska, 1.50%, 6/9/25	BAM	427	227,557
Republic of Srpska, 1.50%, 12/24/25	BAM	523	279,008
Republic of Srpska, 1.50%, 9/25/26	BAM	325	170,270
Republic of Srpska, 1.50%, 9/26/27	BAM	109	56,084

Total Bosnia and Herzegovina			$3,610,348

Brazil — 0.3%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,609,991

Total Brazil			$1,609,991

Colombia — 0.6%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,218,854
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,390,829

Total Colombia			$3,609,683

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	62,982	$90,704

Total Costa Rica			$90,704

Dominican Republic — 8.1%
Dominican Republic, 9.04%, 1/23/18(1)	USD	111	$113,546
Dominican Republic, 9.04%, 1/23/18(4)	USD	372	378,647
Dominican Republic, 10.375%, 3/4/22(1)	DOP	1,152,300	25,182,644
Dominican Republic, 10.40%, 5/10/19(1)	DOP	279,000	5,981,231
Dominican Republic, 14.00%, 6/8/18(1)	DOP	13,400	288,292
Dominican Republic, 15.00%, 4/5/19(1)	DOP	409,000	9,313,532
Dominican Republic, 15.95%, 6/4/21(1)	DOP	322,600	8,178,019
Dominican Republic, 16.00%, 7/10/20(1)	DOP	9,900	242,424
Dominican Republic, 16.95%, 2/4/22(1)	DOP	3,600	95,166

Total Dominican Republic			$49,773,501

Ecuador — 1.0%
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	5,615	$6,120,350

Total Ecuador			$6,120,350

El Salvador — 1.0%
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	4,680	$4,873,050
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	985	1,117,975

Total El Salvador			$5,991,025

Fiji — 0.4%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,584,358

Total Fiji			$2,584,358

Georgia — 1.9%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$80,106
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,258	869,243
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	52,919
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,250,379
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	13,875	5,994,159
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,401,001
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,422	2,424,839

Total Georgia			$12,072,646

India — 2.2%
India Government Bond, 7.88%, 3/19/30	INR	640,580	$10,411,573
India Government Bond, 7.95%, 8/28/32	INR	191,000	3,108,949

Total India			$13,520,522

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 9.7%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,357,468
Indonesia Government Bond, 7.50%, 8/15/32	IDR	50,372,000	3,792,060
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	369,768
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	931,134
Indonesia Government Bond, 8.25%, 5/15/36	IDR	325,571,000	25,985,667
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,466,838
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,143,594
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,476,627
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,578,901
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,425,454
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	507,872
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,923,884
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	774,322
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,033,370

Total Indonesia			$59,766,959

Macedonia — 1.0%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	4,871	$6,055,132

Total Macedonia			$6,055,132

Mexico — 1.2%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,972,188
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,221,393
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,080,174
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,443,709

Total Mexico			$7,717,464

Peru — 3.2%
Peru Government Bond, 5.20%, 9/12/23	PEN	47,439	$15,184,158
Peru Government Bond, 6.15%, 8/12/32(1)(4)	PEN	6,029	1,948,598
Peru Government Bond, 6.35%, 8/12/28	PEN	1,462	484,098
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	2,006,293

Total Peru			$19,623,147

Russia — 6.8%
Russia Government Bond, 7.70%, 3/23/33	RUB	458,815	$7,865,288
Russia Government Bond, 7.75%, 9/16/26	RUB	550,632	9,625,797
Russia Government Bond, 8.15%, 2/3/27	RUB	1,210,000	21,621,508
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	3,209,957

Total Russia			$42,322,550

Security		Principal Amount (000’s omitted)	Value

Serbia — 7.6%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,774,150	$28,253,423
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	1,010,135
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	17,720,850

Total Serbia			$46,984,408

Seychelles — 0.3%
Republic of Seychelles, 7.00% to 1/1/18, 1/1/26(1)(6)	USD	1,670	$1,747,748

Total Seychelles			$1,747,748

South Africa — 1.0%
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$6,135,281

Total South Africa			$6,135,281

Sri Lanka — 7.0%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,474,827
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	346,679
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,779,410
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,396,436
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	178,507
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	432,000	2,852,409
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	845,000	5,614,331
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	550,340	3,682,221
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	38,000	255,543
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	3,000,666
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	366,962
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	305,329
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	974,584
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,415,000	9,689,929
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	145,426
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	850,240	5,905,605

Total Sri Lanka			$42,968,864

Suriname — 1.2%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	6,808	$7,412,210

Total Suriname			$7,412,210

Tanzania — 1.0%
United Republic of Tanzania, 7.452%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	6,059	$6,375,617

Total Tanzania			$6,375,617

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Thailand — 2.4%
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	499,131	$14,643,652

Total Thailand			$14,643,652

Turkey — 4.3%
Turkey Government Bond, 10.70%, 8/17/22	TRY	89,000	$22,516,574
Turkey Government Bond, 11.00%, 2/24/27	TRY	16,200	4,150,835

Total Turkey			$26,667,409

Uruguay — 1.0%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	176,730	$6,175,526

Total Uruguay			$6,175,526

Total Foreign Government Bonds (identified cost $410,339,304)			$406,768,217

Foreign Corporate Bonds — 1.9%

Security		Principal Amount (000’s omitted)	Value

Argentina — 1.3%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	100,923	$5,734,564
YPF SA, 25.458%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	2,550	2,444,762

Total Argentina			$8,179,326

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$237,276

Total Colombia			$237,276

Georgia — 0.3%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,239,207
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	1,625	629,407

Total Georgia			$1,868,614

Mexico — 0.2%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$305,183
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	10,630	498,137
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	300,092

Total Mexico			$1,103,412

Total Foreign Corporate Bonds (identified cost $13,137,111)			$11,388,628

Sovereign Loans — 1.2%

Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.8%
Government of Barbados, Term Loan, 11.44%, (3 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(2)(7)		$4,700	$4,720,455

Total Barbados			$4,720,455

Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$2,133	$2,097,026

Total Ethiopia			$2,097,026

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$730	$730,000

Total Kenya			$730,000

Total Sovereign Loans (identified cost $7,386,911)			$7,547,481

Short-Term Investments — 29.3%

Foreign Government Securities — 19.6%

Security		Principal Amount (000’s omitted)	Value

Czech Republic — 1.1%
Czech Republic Ministry of Finance Bill, 0.00%, 11/3/17	CZK	109,000	$4,948,012
Czech Republic Ministry of Finance Bill, 0.00%, 12/1/17	CZK	35,000	1,589,367

Total Czech Republic			$6,537,379

Egypt — 8.1%
Egypt Treasury Bill, 0.00%, 11/7/17	EGP	39,550	$2,240,075
Egypt Treasury Bill, 0.00%, 11/14/17	EGP	161,975	9,141,105
Egypt Treasury Bill, 0.00%, 11/21/17	EGP	22,975	1,291,968
Egypt Treasury Bill, 0.00%, 11/28/17	EGP	5,500	308,187
Egypt Treasury Bill, 0.00%, 12/5/17	EGP	4,425	247,202
Egypt Treasury Bill, 0.00%, 12/12/17	EGP	8,825	491,281
Egypt Treasury Bill, 0.00%, 1/9/18	EGP	27,525	1,512,871
Egypt Treasury Bill, 0.00%, 1/16/18	EGP	26,700	1,462,567
Egypt Treasury Bill, 0.00%, 1/23/18	EGP	64,450	3,518,570

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	7,700	$418,631
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	9,000	484,538
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	6,375	344,247
Egypt Treasury Bill, 0.00%, 3/6/18	EGP	8,800	471,992
Egypt Treasury Bill, 0.00%, 3/13/18	EGP	20,650	1,103,845
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	127,225	6,732,712
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	77,075	4,065,193
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	116,975	6,149,137
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	101,275	5,280,851
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	52,800	2,744,669
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	34,950	1,795,412

Total Egypt			$49,805,053

Georgia — 0.3%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,180	$444,150
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	4,714	1,718,172

Total Georgia			$2,162,322

Kazakhstan — 3.4%
National Bank of Kazakhstan Note, 0.00%, 11/1/17	KZT	944,564	$2,819,221
National Bank of Kazakhstan Note, 0.00%, 11/22/17	KZT	2,541,958	7,546,631
National Bank of Kazakhstan Note, 0.00%, 12/15/17	KZT	216,900	640,254
National Bank of Kazakhstan Note, 0.00%, 1/19/18	KZT	196,395	574,786
National Bank of Kazakhstan Note, 0.00%, 11/24/17	KZT	1,524,137	4,522,632
National Bank of Kazakhstan Note, 0.00%, 1/5/18	KZT	1,651,908	4,851,074

Total Kazakhstan			$20,954,598

Nigeria — 3.0%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	251,270	$652,431
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	703,160	1,805,391
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	1,680,380	4,299,829
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	1,256,340	3,203,920
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,528,960	3,872,195
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	623,630	1,531,551
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	226,780	555,118
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	285,320	696,135
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	68,260	164,398
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	358,510	853,231
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	341,300	809,694

Total Nigeria			$18,443,893

Uruguay — 3.7%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	142,628	$4,693,852
Uruguay Treasury Bill, 0.00%, 12/14/17	UYU	14,599	495,230

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)
Uruguay Treasury Bill, 0.00%, 12/22/17	UYU	61,317	$2,075,385
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	63,216	2,116,046
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	222,529	7,367,151
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	5,840	190,114
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	32,671	1,065,278
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	11,428	370,255
Uruguay Treasury Bill, 0.00%, 8/24/18	UYU	72,000	2,301,755
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	5,833	185,301
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	70,996	2,239,367

Total Uruguay			$23,099,734

Total Foreign Government Securities (identified cost $120,991,458)			$121,002,979

U.S. Treasury Obligations — 3.0%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/21/17(8)		$11,800	$11,784,184
U.S. Treasury Bill, 0.00%, 1/11/18(8)		7,000	6,985,381

Total U.S. Treasury Obligations (identified cost $18,768,851)			$18,769,565

Other — 6.7%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(9)		41,262,030	$41,266,156

Total Other (identified cost $41,267,879)			$41,266,156

Total Short-Term Investments (identified cost $181,028,188)			$181,038,700

Total Purchased Options — 0.1% (identified cost $742,728)			$283,227

Total Investments — 98.4% (identified cost $612,634,242)			$607,026,253

Total Written Options — (0.0)%(3) (premiums received $217,597)			$(5,397)

Other Assets, Less Liabilities — 1.6%			$10,160,608

Net Assets — 100.0%			$617,181,464

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2017, the aggregate value of these securities is $108,824,866 or 17.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $15,794,548 or 2.6% of the Portfolio’s net assets.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2017.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

Currency Options Purchased — 0.1%

Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value

Call HUF/Put EUR	Deutsche Bank AG	EUR 17,050,000	HUF 310.20	5/30/18	$266,689
Put COP/Call USD	Goldman Sachs International	USD 4,300,000	COP 3,175.00	11/16/17	7,134
Put IDR/Call USD	BNP Paribas	USD 4,300,000	IDR 14,130.00	11/16/17	1,393
Put MXN/Call USD	Citibank, N.A.	USD 8,600,000	MXN 20.70	11/16/17	3,492
Put TRY/Call USD	Citibank, N.A.	USD 4,300,000	TRY 4.03	11/17/17	4,519

Total					$283,227

Currency Options Written — (0.0)%(3)

Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
Call COP/Put USD	Goldman Sachs International	USD 4,300,000	COP 2,785.00	11/16/17	$(486)
Call MXN/Put USD	Citibank, N.A.	USD 8,600,000	MXN 18.20	11/16/17	(3,526)
Call TRY/Put USD	Citibank, N.A.	USD 4,300,000	TRY 3.54	11/17/17	(1,385)

Total					$(5,397)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,422,777	HUF	442,000,000	BNP Paribas	11/2/17	$3,805	$—
HUF	442,000,000	EUR	1,445,163	JPMorgan Chase Bank, N.A.	11/2/17	—	(29,881)
PHP	741,074,000	USD	14,433,226	Citibank, N.A.	11/2/17	—	(78,282)
PHP	689,500,000	USD	13,343,267	Nomura International PLC	11/2/17	12,665	—
PHP	110,000,000	USD	2,152,221	Standard Chartered Bank	11/2/17	—	(21,470)
PHP	161,574,000	USD	3,126,795	UBS AG	11/2/17	2,968	—
USD	14,341,332	PHP	741,074,000	Citibank, N.A.	11/2/17	—	(13,612)
USD	13,310,811	PHP	689,500,000	Nomura International PLC	11/2/17	—	(45,121)
USD	2,128,730	PHP	110,000,000	Standard Chartered Bank	11/2/17	—	(2,021)
USD	3,113,179	PHP	161,574,000	UBS AG	11/2/17	—	(16,584)
USD	4,149,593	ZAR	56,818,302	State Street Bank and Trust Company	11/2/17	130,970	—
ZAR	44,184,000	USD	3,319,812	Credit Agricole Corporate and Investment Bank	11/2/17	—	(194,783)
ZAR	12,634,302	USD	949,292	Credit Agricole Corporate and Investment Bank	11/2/17	—	(55,698)
BRL	126,911,925	USD	38,729,264	Credit Agricole Corporate and Investment Bank	11/3/17	66,299	—
BRL	119,315,167	USD	37,320,978	Credit Agricole Corporate and Investment Bank	11/3/17	—	(847,660)
BRL	7,596,758	USD	2,422,436	State Street Bank and Trust Company	11/3/17	—	(100,191)
USD	38,870,421	BRL	126,911,925	Credit Agricole Corporate and Investment Bank	11/3/17	74,858	—

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	36,410,988	BRL	119,315,167	Credit Agricole Corporate and Investment Bank	11/3/17	$—	$(62,331)
USD	2,318,276	BRL	7,596,758	State Street Bank and Trust Company	11/3/17	—	(3,969)
CZK	76,845,000	EUR	2,993,257	JPMorgan Chase Bank, N.A.	11/6/17	1,655	—
TRY	21,594,205	USD	5,707,528	Goldman Sachs International	11/8/17	—	(26,801)
TRY	14,285,000	USD	3,941,500	Goldman Sachs International	11/8/17	—	(183,585)
TRY	30,048,317	USD	8,341,016	Goldman Sachs International	11/8/17	—	(436,289)
USD	24,233,850	TRY	89,459,258	BNP Paribas	11/8/17	700,053	—
USD	7,772,430	TRY	28,000,000	Goldman Sachs International	11/8/17	406,549	—
USD	6,774,715	TRY	26,000,000	Goldman Sachs International	11/8/17	—	(65,033)
CZK	20,379,000	EUR	783,085	Deutsche Bank AG	11/10/17	12,920	—
CZK	105,142,000	EUR	4,040,256	HSBC Bank USA, N.A.	11/10/17	66,585	—
THB	110,000,000	USD	3,292,427	Deutsche Bank AG	11/10/17	18,791	—
CZK	46,849,000	EUR	1,814,060	Deutsche Bank AG	11/13/17	13,533	—
CZK	10,645,000	EUR	414,515	Deutsche Bank AG	11/15/17	357	—
CZK	6,646,500	EUR	258,896	JPMorgan Chase Bank, N.A.	11/15/17	128	—
IDR	39,618,703,152	USD	2,929,511	Citibank, N.A.	11/16/17	—	(11,940)
IDR	9,000,000,000	USD	668,996	Goldman Sachs International	11/16/17	—	(6,224)
IDR	250,258,738,000	USD	18,609,365	Standard Chartered Bank	11/16/17	—	(179,996)
THB	260,000,000	USD	7,821,901	Deutsche Bank AG	11/16/17	4,756	—
THB	605,000,000	USD	18,217,404	JPMorgan Chase Bank, N.A.	11/16/17	—	(5,374)
USD	3,557,758	IDR	48,239,636,000	Morgan Stanley & Co. International PLC	11/16/17	5,330	—
USD	3,395,072	IDR	46,115,256,500	Nomura International PLC	11/16/17	—	(914)
USD	6,740,218	IDR	90,642,448,900	Standard Chartered Bank	11/16/17	65,194	—
USD	9,446,154	IDR	128,940,000,000	Standard Chartered Bank	11/16/17	—	(49,150)
USD	3,575,386	IDR	48,400,000,000	UBS AG	11/16/17	11,149	—
COP	53,824,465,501	USD	18,187,628	Standard Chartered Bank	11/17/17	—	(519,089)
COP	62,356,400,000	USD	21,070,622	The Bank of Nova Scotia	11/17/17	—	(601,372)
CZK	105,655,000	EUR	4,049,209	JPMorgan Chase Bank, N.A.	11/22/17	79,084	—
CZK	82,628,500	EUR	3,166,905	JPMorgan Chase Bank, N.A.	11/22/17	61,636	—
CZK	54,680,000	EUR	2,096,867	HSBC Bank USA, N.A.	11/24/17	39,421	—
PLN	15,000,000	USD	4,208,700	HSBC Bank USA, N.A.	11/27/17	—	(87,953)
PLN	64,631,555	USD	18,134,321	HSBC Bank USA, N.A.	11/27/17	—	(378,969)
ARS	246,500,000	USD	13,778,647	BNP Paribas	11/30/17	—	(49,881)
UGX	3,061,000,000	USD	837,941	ICBC Standard Bank plc	11/30/17	—	(8,035)
BRL	126,911,925	USD	38,716,445	Credit Agricole Corporate and Investment Bank	12/4/17	—	(79,149)
TRY	20,747,000	USD	5,847,289	Standard Chartered Bank	12/5/17	—	(432,560)
PEN	12,650,000	USD	3,862,595	State Street Bank and Trust Company	12/6/17	23,296	—
PEN	9,400,000	USD	2,896,764	State Street Bank and Trust Company	12/6/17	—	(9,225)
USD	2,283,053	PEN	7,477,000	State Street Bank and Trust Company	12/6/17	—	(13,769)
USD	5,477,110	PEN	17,937,534	State Street Bank and Trust Company	12/6/17	—	(33,033)
CZK	10,657,000	EUR	414,726	JPMorgan Chase Bank, N.A.	12/7/17	634	—
EUR	230,000	USD	271,942	JPMorgan Chase Bank, N.A.	12/8/17	—	(3,509)
UGX	8,982,310,000	USD	2,399,762	Citibank, N.A.	12/8/17	28,995	—
USD	786,384	EUR	658,779	JPMorgan Chase Bank, N.A.	12/8/17	17,525	—
UGX	4,407,970,000	USD	1,178,602	JPMorgan Chase Bank, N.A.	12/13/17	11,338	—
USD	2,556,530	EUR	2,152,876	Deutsche Bank AG	12/15/17	42,714	—
USD	1,596,506	EUR	1,352,581	Deutsche Bank AG	12/15/17	17,158	—
USD	2,337,346	EUR	1,975,512	JPMorgan Chase Bank, N.A.	12/15/17	30,631	—

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	530,235,220	USD	27,804,157	Goldman Sachs International	12/22/17	$—	$(381,199)
USD	2,023,145	MXN	38,582,098	Goldman Sachs International	12/22/17	27,738	—
PLN	54,023,293	EUR	12,702,665	Standard Chartered Bank	12/27/17	2,274	—
TRY	12,500,000	USD	3,404,580	Credit Suisse International	1/5/18	—	(171,291)
HUF	1,250,000,000	EUR	4,008,296	Bank of America, N.A.	1/8/18	3,710	—
PLN	14,400,000	EUR	3,331,895	Bank of America, N.A.	1/8/18	61,326	—
RON	7,200,000	EUR	1,563,299	Deutsche Bank AG	1/8/18	—	(6,100)
UGX	9,034,100,000	USD	2,415,535	Citibank, N.A.	1/8/18	2,400	—
DOP	492,000,000	USD	10,131,045	Citibank, N.A.	1/9/18	2,619	—
UGX	3,428,449,000	USD	916,698	Standard Chartered Bank	1/11/18	—	(37)
USD	19,846,225	EUR	16,659,720	Standard Chartered Bank	1/11/18	359,280	—
USD	11,930,241	EUR	10,223,000	Standard Chartered Bank	1/11/18	—	(27,645)
EUR	34,456,818	USD	40,896,177	Goldman Sachs International	1/12/18	—	(589,538)
MXN	385,600,000	USD	19,913,680	HSBC Bank USA, N.A.	1/18/18	—	(60,928)
MXN	105,000,000	USD	5,483,311	HSBC Bank USA, N.A.	1/18/18	—	(77,349)
USD	2,229,031	EUR	1,885,877	Standard Chartered Bank	1/19/18	22,082	—
USD	310,513	EUR	262,710	Standard Chartered Bank	1/19/18	3,076	—
COP	30,800,000,000	USD	10,499,403	BNP Paribas	1/22/18	—	(449,590)
USD	1,533,562	EUR	1,293,136	Deutsche Bank AG	1/26/18	19,649	—
KZT	1,120,000,000	USD	3,322,358	Deutsche Bank AG	1/29/18	—	(33,946)
USD	6,786,310	ZAR	97,000,000	Deutsche Bank AG	1/29/18	26,699	—
RON	46,824,499	EUR	10,129,034	Citibank, N.A.	1/30/18	—	(12,457)
USD	5,629,475	EUR	4,760,655	Goldman Sachs International	2/1/18	54,076	—
HUF	442,000,000	EUR	1,421,953	BNP Paribas	2/2/18	—	(4,197)
PHP	689,500,000	USD	13,179,147	Nomura International PLC	2/2/18	43,828	—
PHP	161,574,000	USD	3,082,738	UBS AG	2/2/18	15,868	—
USD	12,802,582	EUR	10,840,092	Standard Chartered Bank	2/8/18	101,888	—
RUB	1,075,300,000	USD	17,530,160	Bank of America, N.A.	2/9/18	617,097	—
RUB	433,866,000	USD	7,329,684	Deutsche Bank AG	2/9/18	—	(7,562)
RUB	500,000,000	USD	8,497,621	Nomura International PLC	2/9/18	—	(59,391)
USD	2,292,713	RUB	140,635,005	Bank of America, N.A.	2/9/18	—	(80,708)
USD	8,524,980	RUB	522,922,300	Bank of America, N.A.	2/9/18	—	(300,097)
USD	10,562,755	RUB	622,938,500	Deutsche Bank AG	2/9/18	49,759	—
USD	10,453,769	RUB	616,511,000	Deutsche Bank AG	2/9/18	49,246	—
UGX	9,757,170,000	USD	2,613,761	Citibank, N.A.	3/12/18	—	(57,173)
THB	175,741,113	USD	5,293,407	Deutsche Bank AG	3/26/18	1,106	—
THB	87,000,000	USD	2,639,964	Goldman Sachs International	3/26/18	—	(18,934)
THB	158,061,749	USD	4,765,202	JPMorgan Chase Bank, N.A.	3/26/18	—	(3,311)
USD	1,278,823	THB	44,026,676	Deutsche Bank AG	3/26/18	—	(47,559)
USD	1,273,526	THB	44,220,000	Deutsche Bank AG	3/26/18	—	(58,680)
USD	2,536,732	THB	87,494,438	Deutsche Bank AG	3/26/18	—	(99,193)
USD	847,438	THB	29,440,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(39,494)
USD	1,705,199	THB	58,658,840	JPMorgan Chase Bank, N.A.	3/26/18	—	(62,003)
USD	2,030,854	THB	69,962,908	JPMorgan Chase Bank, N.A.	3/26/18	—	(76,903)
UGX	13,316,530,000	USD	3,506,195	Standard Chartered Bank	4/18/18	—	(59,179)
RSD	27,583,947	EUR	227,122	Citibank, N.A.	4/27/18	606	—

						$3,415,324	$(7,437,917)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)

11/22/17	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$2,061,044	$1,674
11/22/17	COP	22,650,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	7,445,637	16,969
11/22/17	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,101,544	(6,227)
11/22/17	COP	17,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	5,588,337	9,198
11/22/17	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	11,260,433	(53,645)

						$(32,031)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	199	Short	Dec-17	$(20,018,156)	$170,217
U.S. 10-Year Deliverable Interest Rate Swap	23	Short	Dec-17	(2,321,563)	35,578

					$205,795

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate (pays at termination)	9.31% (pays semi-annually)	1/2/19	$100,837
CME Group, Inc.	BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate (pays at termination)	9.33% (pays at termination)	1/2/19	51,087
CME Group, Inc.	BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate (pays at termination)	9.35% (pays at termination)	1/2/19	52,379
CME Group, Inc.	BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate (pays at termination)	9.35% (pays at termination)	1/2/19	104,034
CME Group, Inc.	BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate (pays at termination)	9.38% (pays semi-annually)	1/2/19	159,320
CME Group, Inc.	BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate (pays at termination)	9.39% (pays at termination)	1/2/19	190,324

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	452,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	$(223,147)
CME Group, Inc.	MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(100,749)
CME Group, Inc.	MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(118,824)
CME Group, Inc.	MXN	1,350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(440,604)
CME Group, Inc.	MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(25,444)
CME Group, Inc.	MXN	108,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.78% (pays monthly)	7/11/22	(107,402)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(234,389)
CME Group, Inc.	MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(499,745)
CME Group, Inc.	MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(107,386)
LCH.Clearnet	EUR	19,350	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	(168,714)
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	130,090
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	151,871
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	(961)
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	1,122
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	58,726
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	(9,091)
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(64,792)

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	7,748	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(1)	9/20/19	$15,618
LCH.Clearnet	USD	2,208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	19,986
LCH.Clearnet	USD	4,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	85,107
LCH.Clearnet	USD	5,151	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually)	9/13/27	139,623
LCH.Clearnet	USD	644	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	8,810
LCH.Clearnet	ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	(49,913)
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	177,203
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	(33,358)

							$(738,382)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	13.10% (pays annually)	1/2/23	$1,310,428
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(29,589)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	79,109
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	293,880
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	0
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	11.72% (pays annually)	1/4/21	505,198
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	102,913

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	$(34,434)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR (pays quarterly)	3.43% (pays quarterly)	4/4/18	(1,098)
Credit Suisse International	RUB	193,050	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	8.07% (pays annually)	5/10/22	74,248
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	12,124
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	0
Deutsche Bank AG	BRL	32,650	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	13.00% (pays annually)	1/2/18	161,789
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	12.98% (pays annually)	1/2/23	189,104
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	51,009
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	9,032
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	11,348
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR (pays quarterly)	4.38% (pays quarterly)	11/23/20	53,636
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	13.18% (pays annually)	1/2/18	131,897
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays semi-annually)	3/21/19	50,678
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR (pays quarterly)	4.04% (pays quarterly)	11/18/21	24,610
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	382,532
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	769
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	92,812
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	14,138

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	$13,528
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	28,900
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	36,559
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	10/11/18	80,972
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	15.58% (pays annually)	1/2/19	2,242,200
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	45,483
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	12.90% (pays annually)	1/2/23	185,032
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	12.83% (pays annually)	1/2/23	396,138
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	9,670
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	9,813
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	12/4/17	(17,281)

							$6,517,147

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Markets Index (CDX.EM.28.V1)	ICE Clear Credit	$100	1.00% (pays quarterly)(1)	12/20/22	1.74%	$(3,343)	$4,327	$984

Total		$100				$(3,343)	$4,327	$984

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation

South Africa	ICE Clear Credit	$150	1.00% (pays quarterly)(1)	12/20/19	$(678)	$(1,951)	$(2,629)
South Africa	ICE Clear Credit	100	1.00% (pays quarterly)(1)	3/20/20	(247)	(1,486)	(1,733)

Total					$(925)	$(3,437)	$(4,362)

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	2.34%	$(89,874)	$133,318	$43,444
Turkey	Bank of America, N.A.	6,387	1.00% (pays quarterly)(1)	12/20/17	0.42	12,562	4,070	16,632
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	0.82	34,195	119,071	153,266
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	0.82	14,431	49,591	64,022

Total		$18,837				$(28,686)	$306,050	$277,364

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation

Lebanon	Goldman Sachs International	$199	5.00% (pays quarterly)(1)	12/20/18	$(7,060)	$2,357	$(4,703)
Lebanon	Goldman Sachs International	215	5.00% (pays quarterly)(1)	12/20/18	(7,627)	2,752	(4,875)
South Africa	Bank of America, N.A.	300	1.00% (pays quarterly)(1)	12/20/19	(1,364)	(2,969)	(4,333)
South Africa	Bank of America, N.A.	525	1.00% (pays quarterly)(1)	12/20/20	1,806	(6,955)	(5,149)

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
South Africa	Bank of America, N.A.	$775	1.00% (pays quarterly)(1)	12/20/20	$2,666	$(9,360)	$(6,694)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(1,364)	(3,432)	(4,796)
South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(253)	(951)	(1,204)
South Africa	Barclays Bank PLC	565	1.00% (pays quarterly)(1)	12/20/20	1,944	(6,799)	(4,855)
South Africa	Barclays Bank PLC	750	1.00% (pays quarterly)(1)	12/20/20	2,580	(9,565)	(6,985)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(252)	(1,044)	(1,296)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(252)	(1,271)	(1,523)
South Africa	Credit Suisse International	775	1.00% (pays quarterly)(1)	12/20/20	2,666	(9,952)	(7,286)
South Africa	Credit Suisse International	790	1.00% (pays quarterly)(1)	12/20/20	2,718	(10,661)	(7,943)
South Africa	Credit Suisse International	840	1.00% (pays quarterly)(1)	12/20/20	2,890	(13,932)	(11,042)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	745	(8,205)	(7,460)
South Africa	Deutsche Bank AG	610	1.00% (pays quarterly)(1)	12/20/20	2,099	(7,650)	(5,551)
South Africa	Goldman Sachs International	815	1.00% (pays quarterly)(1)	12/20/20	2,804	(10,427)	(7,623)
South Africa	Goldman Sachs International	820	1.00% (pays quarterly)(1)	12/20/20	2,821	(10,661)	(7,840)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(455)	(1,356)	(1,811)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(455)	(1,627)	(2,082)

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
South Africa	JPMorgan Chase Bank, N.A.	$100	1.00% (pays quarterly)(1)	3/20/20	$(252)	$(1,026)	$(1,278)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(252)	(1,063)	(1,315)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(252)	(1,469)	(1,721)

Total					$5,901	$(115,266)	$(109,365)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $18,937,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 105,055,556 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	$491
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 106,780,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	739
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays semi-annually) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays semi-annually) plus Notional Amount	10/27/22/ 10/27/27	2,423
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	—

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Portfolio of Investments — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 47,360,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	$269
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(4,140,296)
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(1,385,105)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(3,642,542)

				$(9,164,021)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

ARPP7DRR	–	Argentina Central Bank 7-day Repo Reference Rule
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ALL	–	Albanian Lek
ARS	–	Argentine Peso
BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $571,366,363)	$565,760,097
Affiliated investment, at value (identified cost, $41,267,879)	41,266,156
Cash	3,671,597
Deposits for derivatives collateral —
Financial futures contracts	382,500
Centrally cleared swap contracts	3,240,337
OTC derivatives	3,248,000
Foreign currency, at value (identified cost, $15,503,160)	15,461,368
Interest receivable	8,709,023
Dividends receivable from affiliated investment	78,170
Receivable for investments sold	10,173,793
Receivable for variation margin on open financial futures contracts	791
Receivable for variation margin on open centrally cleared swap contracts	73,094
Receivable for open forward foreign currency exchange contracts	3,415,324
Receivable for open swap contracts	6,880,835
Premium paid on open non-centrally cleared swap contracts	120,375
Receivable for open non-deliverable bond forward contracts	27,841
Tax reclaims receivable	2,674
Total assets	$662,511,975

Liabilities
Cash collateral due to brokers	$3,248,000
Written options outstanding, at value (premiums received, $217,597)	5,397
Payable for investments purchased	23,703,870
Payable for open forward foreign currency exchange contracts	7,437,917
Payable for open swap contracts	9,359,710
Premium received on open non-centrally cleared swap contracts	311,159
Payable for open non-deliverable bond forward contracts	59,872
Payable to affiliates:
Investment adviser fee	335,605
Trustees’ fees	2,240
Accrued foreign capital gains taxes	516,031
Accrued expenses	350,710
Total liabilities	$45,330,511
Net Assets applicable to investors’ interest in Portfolio	$617,181,464

Sources of Net Assets
Investors’ capital	$630,375,948
Net unrealized depreciation	(13,194,484)
Total	$617,181,464

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest (net of foreign taxes, $1,058,888)	$28,061,397
Dividends from affiliated investment	566,826
Total investment income	$28,628,223

Expenses
Investment adviser fee	$2,765,088
Trustees’ fees and expenses	23,608
Custodian fee	447,369
Legal and accounting services	126,706
Interest expense and fees	68,144
Interest expense on securities sold short	2,428
Miscellaneous	39,775
Total expenses	$3,473,118

Net investment income	$25,155,105

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $225,415)	$(1,577,010)
Investment transactions — affiliated investment	(3,972)
Securities sold short	(206,587)
Financial futures contracts	364,119
Swap contracts	5,881,689
Foreign currency transactions	(893,505)
Forward foreign currency exchange contracts	8,627,342
Non-deliverable bond forward contracts	622,955
Net realized gain	$12,815,031
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $117,312)	$4,182,512
Investments — affiliated investment	(10,035)
Written options	212,200
Securities sold short	(168,982)
Financial futures contracts	(2,127)
Swap contracts	(8,166,035)
Foreign currency	(274,786)
Forward foreign currency exchange contracts	(2,363,800)
Non-deliverable bond forward contracts	(104,640)
Net change in unrealized appreciation (depreciation)	$(6,695,693)

Net realized and unrealized gain	$6,119,338

Net increase in net assets from operations	$31,274,443

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$25,155,105	$17,998,084
Net realized gain (loss)	12,815,031	(18,181,978)
Net change in unrealized appreciation (depreciation)	(6,695,693)	45,090,188
Net increase in net assets from operations	$31,274,443	$44,906,294
Capital transactions —
Contributions	$284,624,454	$72,011,608
Withdrawals	(47,021,808)	(48,665,725)
Net increase in net assets from capital transactions	$237,602,646	$23,345,883

Net increase in net assets	$268,877,089	$68,252,177

Net Assets
At beginning of year	$348,304,375	$280,052,198
At end of year	$617,181,464	$348,304,375

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016	2015	2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.81%	0.91%	0.95%	0.92%		0.97%
Net investment income	5.90%	5.94%	5.88%	5.53%		5.25%
Portfolio Turnover	40%	73%	47%	97%		27%

Total Return	8.32%	16.39%	(17.07)%	0.00	%(3)	(3.10)%

Net assets, end of year (000’s omitted)	$617,181	$348,304	$280,052	$423,532		$564,863

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06% and 0.14% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(3)	Amount is less than 0.005%.

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 87.7%, 5.7%, 5.2% and 1.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

39

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike

40

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of

41

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

R  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $2,765,088 or 0.65% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $286,273,525 and $123,338,834, respectively, for the year ended October 31, 2017.

42

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$619,693,416

Gross unrealized appreciation	$14,273,225
Gross unrealized depreciation	(32,339,529)

Net unrealized depreciation	$(18,066,304)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Portfolio of Investments.

At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $16,863,243. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $13,237,671 at October 31, 2017.

The OTC derivatives in which the Portfolio invests (except for written options, as the Portfolio, not the counterparty is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are

43

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2017.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2017 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated Investments, at value	$—	$283,227	$—	$283,227
Net unrealized depreciation*	984	—	1,651,932	1,652,916
Receivable for open forward foreign currency exchange contracts	—	3,415,324	—	3,415,324
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	86,927	—	6,603,471	6,690,398
Receivable for open non-deliverable bond forward contracts	—	—	27,841	27,841

Total Asset Derivatives	$87,911	$3,698,551	$8,283,244	$12,069,706

Derivatives not subject to master netting or similar agreements	$984	$—	$1,651,932	$1,652,916

Total Asset Derivatives subject to master netting or similar agreements	$86,927	$3,698,551	$6,631,312	$10,416,790
Written options outstanding, at value	$—	$(5,397)	$—	$(5,397)
Net unrealized depreciation*	(4,362)	—	(2,184,519)	(2,188,881)
Payable for open forward foreign currency exchange contracts	—	(7,437,917)	—	(7,437,917)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(109,712)	—	(9,250,345)	(9,360,057)
Payable for open non-deliverable bond forward contracts	—	—	(59,872)	(59,872)

Total Liability Derivatives	$(114,074)	$(7,443,314)	$(11,494,736)	$(19,052,124)

Derivatives not subject to master netting or similar agreements	$(4,362)	$—	$(2,184,519)	$(2,188,881)

Total Liability Derivatives subject to master netting or similar agreements	$(109,712)	$(7,443,314)	$(9,310,217)	$(16,863,243)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

44

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,382,584	$(411,758)	$—	$(1,970,826)	$—	$2,078,000
Barclays Bank PLC	547,570	(1,617)	—	(545,953)	—	550,000
BNP Paribas	705,251	(503,668)	(124,082)	(77,501)	—	320,000
Citibank, N.A.	145,544	(145,544)	—	—	—	—
Credit Agricole Corporate and Investment Bank	141,157	(141,157)	—	—	—	—
Credit Suisse International	94,646	(94,646)	—	—	—	—
Deutsche Bank AG	1,044,680	(1,044,680)	—	—	—	—
Goldman Sachs International	1,090,839	(1,090,839)	—	—	—	—
HSBC Bank USA, N.A.	199,587	(199,587)	—	—	—	—
JPMorgan Chase Bank, N.A.	376,728	(222,141)	(154,587)	—	—	—
Morgan Stanley & Co. International PLC	2,293,013	—	(2,293,013)	—	—	—
Nomura International PLC	657,146	(105,426)	(551,720)	—	—	—
Standard Chartered Bank	553,794	(553,794)	—	—	—	300,000
State Street Bank and Trust Company	154,266	(154,266)	—	—	—	—
UBS AG	29,985	(16,584)	—	—	13,401	—

	$10,416,790	$(4,685,707)	$(3,123,402)	$(2,594,280)	$13,401	$3,248,000

45

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(411,758)	$411,758	$—	$—	$—	$—
Barclays Bank PLC	(1,617)	1,617	—	—	—	—
BNP Paribas	(503,668)	503,668	—	—	—	—
Citibank, N.A.	(212,809)	145,544	67,265	—	—	—
Credit Agricole Corporate and Investment Bank	(1,239,621)	141,157	1,098,464	—	—	—
Credit Suisse International	(172,893)	94,646	—	—	(78,247)	—
Deutsche Bank AG	(4,543,082)	1,044,680	3,498,402	—	—	—
Goldman Sachs International	(6,750,423)	1,090,839	5,659,584	—	—	—
HSBC Bank USA, N.A.	(605,199)	199,587	405,612	—	—	—
ICBC Standard Bank plc	(8,035)	—	—	—	(8,035)	—
JPMorgan Chase Bank, N.A.	(222,141)	222,141	—	—	—	—
Nomura International PLC	(105,426)	105,426	—	—	—	—
Standard Chartered Bank	(1,291,147)	553,794	737,353	—	—	—
State Street Bank and Trust Company	(160,187)	154,266	—	—	(5,921)	—
The Bank of Nova Scotia	(618,653)	—	419,235	—	(199,418)	—
UBS AG	(16,584)	16,584	—	—	—	—

	$(16,863,243)	$4,685,707	$11,885,915	$—	$(291,621)	$—

Total — Deposits for derivatives collateral —OTC derivatives						$3,248,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at October 31, 2017 is included at Note 7.

46

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2017 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$364,119
Swap contracts	465,824	—	5,415,865
Forward foreign currency exchange contracts	—	8,627,342	—

Non-deliverable bond forward contracts	—	—	622,955

Total	$465,824	$8,627,342	$6,402,939

Change in unrealized appreciation (depreciation) —
Investments	$—	$(459,501)	$—
Written options	—	212,200	—
Financial futures contracts	—	—	(2,127)
Swap contracts	(313,859)		(7,852,176)
Forward foreign currency exchange contracts	—	(2,363,800)	—

Non-deliverable bond forward contracts	—	—	(104,640)

Total	$(313,859)	$(2,611,101)	$(7,958,943)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$152,000	$28,120,000	$562,494,000	$22,192,000	$372,408,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were approximately $19,086,000 and $7,938,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

7  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of October 31, 2017. For the year ended October 31, 2017, the average borrowings under settled reverse repurchase agreements and the average interest rate were approximately $176,000 and 0.95%, respectively.

47

Emerging Markets Local Income Portfolio

October 31, 2017

Notes to Financial Statements — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$406,768,217	$—	$406,768,217
Foreign Corporate Bonds	—	11,388,628	—	11,388,628
Sovereign Loans	—	7,547,481	—	7,547,481
Short-Term Investments —
Foreign Government Securities	—	121,002,979	—	121,002,979
U.S. Treasury Obligations	—	18,769,565	—	18,769,565
Other	—	41,266,156	—	41,266,156
Currency Options Purchased	—	283,227	—	283,227

Total Investments	$—	$607,026,253	$—	$607,026,253

Forward Foreign Currency Exchange Contracts	$—	$3,415,324	$—	$3,415,324
Non-deliverable Bond Forward Contracts	—	27,841	—	27,841
Futures Contracts	205,795	—	—	205,795
Swap Contracts	—	8,136,535	—	8,136,535

Total	$205,795	$618,605,953	$—	$618,811,748

Liability Description

Currency Options Written	$—	$(5,397)	$—	$(5,397)
Forward Foreign Currency Exchange Contracts	—	(7,437,917)	—	(7,437,917)
Non-deliverable Bond Forward Contracts	—	(59,872)	—	(59,872)
Swap Contracts	—	(11,548,844)	—	(11,548,844)

Total	$—	$(19,052,030)	$—	$(19,052,030)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

48

Emerging Markets Local Income Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and sovereign loans owned as of October 31, 2017, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Local Income Portfolio as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2017

49

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm)
(1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

50

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm)
(2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm)
(1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm)
(1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

51

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the

Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$85,571	$86,772
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$26,759	$21,452
All Other Fees(3)	$0	$0

Total	$112,330	$108,224

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$26,759	$21,452
Eaton Vance(1)	$56,434	$148,018

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017